SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

21.                               SHARE-BASED COMPENSATION

Stock Options

The Company adopted 2003 Stock Incentive Option Plan (the “2003 Plan”), 2004 Stock Incentive Option Plan (the “2004 Plan”), 2005 Stock Incentive Option Plan (the “2005 Plan”), 2006 Stock Incentive Option Plan (the “2006 Plan”), 2008 Stock Incentive Option Plan (the “2008 Plan”), and 2009 Stock Incentive Option Plan (the “2009 Plan”) for the granting of stock options and incentive stock options to employees and executives to reward them for service to the Company and to provide incentives for future service.

In October 2007, the Company’s Board of Directors approved 27,006,040 shares for option grants under the 2006 Plan.  The majority options will vest over four years where 25% of the options will vest at the end of the first year, 25% will vest yearly in the second year through the fourth years.  The stock options expire 10 years from the date of grant.  All the authorized 27,006,040 options were granted to employees, management and external advisors in 2007.

On January 31, 2008, the Company’s Board of Directors approved 60,312,000 shares for option grants under the 2008 Plan.  The options were granted in two batches with the majority options to be vested over four years.  For Batch I options, 25% will be vested on the first anniversary and the remaining will vest 1/36 monthly from the second year to the fourth year, whereas Batch II options will be vested evenly on monthly basis over the four years period.  The stock options expire in 10 years from the date of grant.  All the authorized 60,312,000 options were granted to employees and management in 2008.

On October 15, 2009, the Company’s Board of Directors approved 39, 064,000 shares for option grants under the 2009 Plan.  The options will vest over three years where 25% of the options will vest on the grant date, 75% will vest evenly each subsequent calendar month through the three years.  The stock options expire in 10 years from the date of grant.  All the authorized 39, 064,000 options were granted to employees and management in 2009.

On various dates from March to October 2010, the Company granted 3,980, 630 stock options to certain employees and advisor at exercise price of $1.80 per share.  The options will vest either (1) 100% immediately upon grant, (2) over two years where 50% of the options will vest at the end of the first year, 1/24 will vest at each of the monthly anniversary for the grant date from the second year or (3) over four years where 25% of the options will vest at the end of the first year, 1/36 of the remaining 75% will vest at each of the monthly anniversary for the grant date from the second year through the fourth years.

In June 2010, the Board of Directors approved the early exercise of 84,395,110 stock options held by seven company executives in exchange for promissory notes with an interest rate of 5.4% per annum.  The early exercise did not change the vesting schedule and other terms of the options granted.

The promissory notes are due and payable at the earlier of 3 years from issuance, termination of employment with the Group, or an initial public offering of the Company or any subsidiaries of its subsidiaries.  The loans are secured by the pledge of the underlying ordinary share issued upon the early exercise.

The promissory notes are considered in-substance nonrecourse loans and consequently in substance the options still remain to be exercised. The shares issued upon the early exercise were not included in the calculation of basic earnings per share. The promissory notes have been fully paid in 2011.

The exercise with promissory notes was considered as a modification to the share-based compensation arrangement but without an incremental compensation cost.

In January 2011, the Board of Directors approved the early exercise of 44,000 stock options held by David Chao. The shares were legally issued but unvested, and the Company recorded par value in ordinary shares and difference between cash received and par value in additional capital.

In January 2011, the Company granted 12,608,500 share options to certain employees and advisors at the exercise price of $1.2 per share, where 25% of the options were vested on December 31, 2011 and 1/36 of the remaining 75% will be vested at each of the monthly anniversary of the grant date since December 31, 2011 through the end of the fourth year. The Group has determined the grant day fair value of the options was $7,649, which will be recognized in the consolidated statement of operations in the next four years.

The share options granted to the advisors have been accounted for share-based compensation to non-employees and marketed to market at the end of each period during vesting period. Total non-employees share-based compensation expenses was $ 662 for the year ended December 31, 2011.

In April 2011, the Board of Directors approved the early exercise of 440,000 share options held by a director of the Company at the cash proceeds of $528. The early exercise did not change the vesting schedule and the terms, automatic forfeiture upon employment termination before the original vesting period, of the options granted.

In September 2011, the Company granted 519,000 share options to certain employees with the exercise price of $1.76 per share, where 25% of the options were vested on various defined vesting commencement date per the share option agreements and 1/36 of the remaining 75% will be vested at each calendar month subsequent to first anniversary of the vesting commencement date through the end of the fourth year.

In December 2011, the Company granted 1,639,107 share options to certain employees with exercise price of $1.1 per share. For 60,000 share options of the total share options granted, 25% of the share options were vested on November 9, 2012 and 1/36 of the remaining 75% will be vested at the ninth day of each calendar month after November 9, 2012 through the end of the fourth year. For 1,579,107 share options of the total share options granted, 25% of the options were vested on December 31, 2012 and 1/36 of the remaining 75% will be vested at the end of each calendar month after December 31, 2012 through the end of the fourth year.

The fair value of the options granted is estimated on the date of grant using the Black-Scholes option-pricing model with assistance from Marsh, an independent valuation firm, with the following assumptions used.

	Year ended December 31,
	2009	2010	2011

Risk-free interest rate	3.16%	0.96~3.49%	1.62~3.25%
Expected life (years)	6.08	0.36~7.27	5.92~6.09
Volatility rate	63.60%	42.0%~61.0%	54%~55%
Dividend yield	—	—	—

(1)                                 Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of listed comparable companies over a period comparable to the expected term of the options.

(2)                                 Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of China Sovereign Bonds with a maturity period close to the expected term of the options.

(3)                                 Expected term

For the options granted to employees, as the Company did not have sufficient historical share option exercise experience, it estimated the expected term as the average between the vesting term of the options and the original contractual term.

For the options granted to non-employees, the Company estimated the expected term as the original contractual term.

(4)                                 Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.

(5)                                 Exercise price

The exercise price of the options was determined by the Group’s board of directors.

(6)                                 Fair value of underlying ordinary shares

Before initial public offering, the estimated fair value of the ordinary shares underlying the options as of the respective grant dates was determined based on a retrospective valuation.  The management estimated the fair value of the ordinary shares on the grant dates with the assistance of Marsh, an independent valuation firm. After initial public offering, the market price of the Company’s ordinary shares on the grant date was used.

The total intrinsic value of options exercised during the years ended December 31, 2009, 2010 and 2011 were $83, $10,786 and $74,233, respectively.

The following table summarizes information with respect to share options outstanding as of December 31, 2011:

	Options outstanding				Options exercisable
		Weighted	weighted	weighted		Weighted	Weighted	weighted
		average	average	average		average	average	average
	Number	remaining	exercise	intrinsic	Number of	exercise	contractual	intrinsic
Range of exercise prices	outstanding	contractual life	price	value	exercisable	price	remaining life	value

$0.08~$0.18	44,876,019	6.62	$0.17	$45,308	25,899,021	$0.17	5.79	$26,268
$0.2~$0.3	1,143,880	4.87	$0.23	1,085	1,143,870	0.23	4.87	1,085
$0.35~$0.38	1,120,000	5.78	$0.36	927	1,119,990	0.36	5.78	927
$1.1~$1.2	11,647,607	9.15	$1.19	—	2,419,338	1.20	9.02	—
$1.76	519,000	9.73	$1.76	—	—	—	—	—
$3.33	2,604,000	9.30	$3.33	—	—	—	—	—
	61,910,506			$47,320	30,582,219			$28,280

		weighted	weighted	weighted
		average	average	average
		exercise	fair value	intrinsic value
	Number of shares	price	at grant date	at grant date
Balance, January 1, 2011	122,907,500	$0.18
Granted	18,113,107	1.60	1.60	—
Exercised	(74,329,066)	0.18
Cancelled	(4,781,035)	1.16
Balance, December 31, 2011	61,910,506	0.51
Exercisable, December 31, 2011	30,582,219	$0.26
Expected to vest, December 31, 2011	31,328,287	$0.76

The following table summarizes the activity of the stock options granted:

		Weighted	Weighted	Weighted average
		average	average fair	intrinsic value
	Options	exercise price	value per option	per option
Grant date	granted	per option	at grant date	at the grant dates

Balance, January 1, 2009	100,564,580	$0.18
Granted	39,064,000	0.18	$0.22	$0.04
Exercised	(1,500,000)	0.18
Forfeited	(2,837,170)	0.18
Balance, December 31, 2009	135,291,410	0.18
Granted	3,980,630	0.18	$0.36	$0.18
Exercised	(11,058,330)	0.14
Forfeited	(5,306,210)	0.18
Balance, December 31, 2010	122,907,500	0.18
Granted	18,113,107	1.60	$1.60	$—
Exercised	(74,329,066)	0.18
Forfeited	(4,781,035)	1.16
Balance, December 31, 2011	61,910,506	0.51
Exercisable, December 31, 2010	79,237,070	$0.18
Exercisable, December 31, 2011	30,582,219	$0.26
Expected to vest, December 31, 2011	31,328,287	$0.76

For employee stock options, the Group recorded share-based compensation of $2,133 and $2,790 and $4,861 during the years ended December 31, 2009, 2010, and 2011 respectively, based on the fair value on the grant dates over the requisite service period of award using the straight-line method.

For non-employee options the Group recorded share-based compensation of $123, $8, and $662 during the years ended December 31, 2009, 2010, and 2011 respectively, based on the fair value on the grant dates over the requisite service period of award using the straight-line method.

These amounts were classified as research and development expenses at $232, $572 and $1,628 selling and marketing expenses at $78, $121 and $448 and general and administrative expenses at $1,946 (including $123 for non-employees), $2,105 (including $8 for non-employees) and $3,447 (including $662 for non-employees) respectively, for the years ended December 31, 2009, 2010 and 2011, in the accompanying consolidated statement of operations.

As of December 31 2011, there was $12,751 unrecognized share-based compensation cost relating to share options.  This amount is expected to be recognized over a weighted-average vesting period of 2.04 years.

Restricted Shares

In May 2011, the Company granted 18,000 restricted Class A ordinary shares to David Chao under 2009 Share Incentive Plan. The restricted shares were vested in three months from May 12, 2011.

In September 2011, the Company granted 60,000 restricted Class A ordinary shares to an employee under 2009 Share Incentive Plan. 25% of the total restricted shares will be vested on August 31, 2012 and thereafter the remaining 75% will be vested at the ending of each calendar month subsequent to September 1, 2012.

In December 2011, the Company granted 3,750,000 restricted Class A ordinary shares to employees under 2009 Share Incentive Plan.  25% of the restricted shares will be vested on the first anniversary of the vesting commencement date as of October 26, 2012 and thereafter the remaining 75% will be vested at the 26th day of each calendar month subsequent to October 26, 2012.

A summary of the restricted shares activity is as follows:

		Weighted
	Weighted	average fair value
	number of	per ordinary
	restricted	share at the
	shares	grant dates

Granted	3,828,000	$1.12
Vested	(18,000)	4.20
Forfeited	—	—
Outstanding as of December 31, 2011	3, 810,000	$1.11

The total fair value of restricted shares vested during the years ended December 31, 2011 was $4,230, respectively.

The Company recorded compensation expense based on the fair value of restricted shares on the grant dates over the requisite service period of award using the straight line vesting attribution method.  The fair value of the restricted shares on the grant date was the closing market price of the ordinary shares as of the date.  For restricted share granted in 2011, the fair value at the date of grant was $ 1.12 per share.  The related compensation expense of $255 was recorded in 2011.

There was total unrecognized compensation expense of $3,639 related to restricted shares granted as of December 31, 2011.  The expense is expected to be recognized over a weighted-average period of 3.82 years according to the graded vesting schedule.

The amount of share-based compensation attributable to selling and marketing, research and development and general and administrative expenses, and included in those line items in the accompanying consolidated statements of operations is as follows:

	Year ended December 31,
	2009	2010	2011

Gross amount:
Selling and marketing	$78	$121	$448
Research and development	232	572	1,628
General and administrative	1,946	2,105	3,447
Total share-based compensation expense	$2,256	$2,798	$5,523

The total income tax benefit recognized in the statements of operations for share-based compensation was nil for 2009, 2010, and 2011.